Subsequent event - Additional Information (Detail) - Cerberus Capital Management LP [Member] - USD ($) $ in Millions		3 Months Ended
	Jan. 31, 2023	Jan. 31, 2023	Apr. 30, 2023	Feb. 17, 2023
Disclosure of non-adjusting events after reporting period [line items]
Pre tax loss contingency		$ 1,169
Loss contingency provision	$ 855	$ 855
Events Occurring After Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Amount payable for settlement of lawsuit			$ 85	$ 770